Loans and Financing - Summary of Loans and Financing (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 3,203,200	$ 4,026,900	$ 4,448,000	$ 91,000
Current portion	308,500	574,200
Non-current portion	2,894,700	3,452,700
Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	(57,000)
Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	3,192,900	4,008,600
Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 10,300	18,300
2028 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 2,643,200	3,283,500
2028 [member] | Other [Member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	10.50%
Borrowing effective interest rate	10.50%
2028 [member] | Other [Member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 10,000	9,800
2028 [member] | Bottom of range [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.05%
Borrowing effective interest rate	5.05%
2028 [member] | Top of range [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	6.95%
Borrowing effective interest rate	7.42%
2030 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2030
Loans and financing	$ 24,400	187,300
2030 [member] | Bottom of range [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.42%
Borrowing effective interest rate	4.42%
2030 [member] | Top of range [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.50%
Borrowing effective interest rate	4.50%
2027 [member] | Working capital [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.60%
Effective interest rate	Libor 6M + 2.60%
Borrowing effective interest rate	2.60%
2027 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 101,900	100,800
2027 [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.92%
Effective interest rate	IPCA + 5.92%
Borrowing effective interest rate	5.92%
2027 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 0	600
2024 [member] | Export financing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.76%
Effective interest rate	Libor 3 M +1.76%
Borrowing effective interest rate	1.76%
2024 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2024
Loans and financing	$ 301,300	313,200
2023 [member] | Working capital [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.30%
Effective interest rate	Libor 1M + 1.30%
Borrowing effective interest rate	1.30%
2023 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 8,400	50,200
2023 [member] | Working capital one [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.40%
Effective interest rate	Libor 1M + 1.40%
Borrowing effective interest rate	1.40%
2023 [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 1,100	0
2023 [member] | Working capital two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 26,900	0
2023 [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.50%
Borrowing effective interest rate	3.50%
2023 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 6,300	14,100
2023 [member] | Bottom of range [member] | Working capital two [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.44%
Borrowing effective interest rate	2.44%
2023 [member] | Top of range [member] | Working capital two [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.00%
Borrowing effective interest rate	4.00%
2026 [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.60%
Effective interest rate	CDI + 2.60%
Borrowing effective interest rate	2.60%
2026 [member] | Working capital [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.308%
Effective interest rate	Euribor 12 M + 1.3080%
Borrowing effective interest rate	1.308%
2026 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 4,400	26,100
2026 [member] | Working capital [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 4,000	3,600
2035 [member] | Property, plant and equipment [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.66%
Effective interest rate	SIFMA + 3.66%
Borrowing effective interest rate	3.66%
2035 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035
Loans and financing	$ 21,100	37,700
2029 [member] | Working capital [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.75%
Effective interest rate	SOFR + 3.02%
Borrowing effective interest rate	3.02%
2029 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2029
Loans and financing	$ 50,200	$ 0